Assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Collateral pledged
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 27,483,376	₩ 22,483,644
Loans
Assets pledged as collateral [Line Items]
Assets pledged as collateral	99,158	76,432
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	25,725,072	21,644,135
Trading assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral	12,660,710	10,761,284
Financial assets designated at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	587,380	580,837
Available-for-sale financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral	1,968,870	2,290,029
Held-to-maturity financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral	10,508,112	8,011,985
Deposits
Assets pledged as collateral [Line Items]
Assets pledged as collateral	1,501,661	701,366
Real estate
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 157,485	₩ 61,711